UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07338
Capital World Growth and Income Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class A
| CWGIX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.74%
Management's discussion of fund performance
The fund’s Class A shares gained 22.29% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class A (with sales charge) *	15.26%	8.43%	7.43%
Capital World Growth and Income Fund — Class A (without sales charge) *	22.29%	9.72%	8.07%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio ho
ld
ings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class C
| CWGCX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 164	1.48%
Management's discussion of fund performance
The fund’s Class C shares gained 21.39% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average an
nu
al total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class C (with sales charge) *	20.39%	8.91%	7.40%
Capital World Growth and Income Fund — Class C (without sales charge) *	21.39%	8.91%	7.40%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stat
ist
ics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(perc
ent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class T
| TCWGX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 55	0.49%
Management's discussion of fund performance
The fund’s Class T shares gained 22.58% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual t
ot
al returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class T (with sales charge) 2	19.52%	9.44%	9.45%
Capital World Growth and Income Fund — Class T (without sales charge) 2	22.58%	9.99%	9.81%
MSCI ACWI (All Country World Index) 3	26.12%	11.36%	10.90%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tistic
s
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio ho
ldin
gs by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class F-1
| CWGFX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 89	0.80%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 22.21% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class F-1 *	22.21%	9.66%	8.01%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class F-2
| WGIFX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 58	0.52%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 22.55% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class F-2 *	22.55%	9.98%	8.32%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class F-3
| FWGIX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 46	0.41%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 22.69% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class F-3 2	22.69%	10.09%	10.10%
MSCI ACWI (All Country World Index) 3	26.12%	11.36%	11.05%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-A
| CWIAX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 86	0.77%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 22.24% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-A (with sales charge) *	17.96%	8.90%	7.63%
Capital World Growth and Income Fund — Class 529-A (without sales charge) *	22.24%	9.68%	8.01%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-C
| CWICX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 169	1.53%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 21.33% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-C (with sales charge) *	20.33%	8.86%	7.60%
Capital World Growth and Income Fund — Class 529-C (without sales charge) *	21.33%	8.86%	7.60%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-E
| CWIEX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 112	1.01%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 21.94% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-E *	21.94%	9.44%	7.76%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-T
| TCWWX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 61	0.55%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 22.54% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class 529-T (with sales charge) 2	19.49%	9.38%	9.40%
Capital World Growth and Income Fund — Class 529-T (without sales charge) 2	22.54%	9.94%	9.76%
MSCI ACWI (All Country World Index) 3	26.12%	11.36%	10.90%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-F-1
| CWIFX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 68	0.61%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 22.43% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital
gains
.

Average annual total
returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-F-1 *	22.43%	9.88%	8.22%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-F-2
| FCWGX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 58	0.52%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 22.57% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation
and
a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
Capital World Growth and Income Fund — Class 529-F-2 2	22.57%	11.76%
MSCI ACWI (All Country World Index) 3	26.12%	13.42%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-F-3
| FWCGX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 51	0.46%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 22.61% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Capital World Growth and Income Fund — Class 529-F-3 2	22.61%	11.82%
MSCI ACWI (All Country World Index) 3	26.12%	13.42%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-1
| RWIAX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 166	1.50%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 21.37% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-1 *	21.37%	8.90%	7.24%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-2
| RWIBX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the
fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 166	1.50%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 21.37% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-2 *	21.37%	8.89%	7.25%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-2E
| RWBEX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 134	1.21%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 21.71% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-2E *	21.71%	9.21%	7.57%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-3
| RWICX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 118	1.06%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 21.89% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-3 *	21.89%	9.38%	7.73%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-4
| RWIEX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 84	0.76%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 22.26% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has
grown
Figures assume reinvestment of dividends and capital
gains
.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-4 *	22.26%	9.71%	8.05%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-5E
| RWIHX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 62	0.56%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 22.50% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class R-5E 2	22.50%	9.93%	9.46%
MSCI ACWI (All Country World Index) 3	26.12%	11.36%	10.55%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-5
| RWIFX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 51	0.46%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 22.63% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-5 *	22.63%	10.04%	8.37%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-033-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-6
| RWIGX
for the year ended November 30, 2024
This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 46	0.41%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 22.69% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-6 *	22.69%	10.09%	8.43%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-033-0125 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that John G. Freund, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
November 30, 2024	147,000	None	10,000	None
November 30, 2023	142,000	None	10,000	None
Adviser and Affiliates2
November 30, 2024	Not Applicable	44,000	None	None
November 30, 2023	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
November 30, 2024	54,000
November 30, 2023	10,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital World Growth and Income Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended November 30, 2024
Lit. No. MFGEFP4-033-0125 © 2025 Capital Group. All rights reserved.

Investment portfolio November 30, 2024

Common stocks 94.69%		Shares	Value (000)
Information technology 19.70%
	Broadcom, Inc.	28,794,811	$4,667,063
	Taiwan Semiconductor Manufacturing Co., Ltd.	148,810,486	4,569,769
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	348,718	64,394
	Microsoft Corp.	10,825,849	4,584,314
	Apple, Inc.	11,199,974	2,658,090
	NVIDIA Corp.	9,437,736	1,304,767
	ASML Holding NV	1,213,740	835,360
	ASML Holding NV (ADR)	104,188	71,536
	Salesforce, Inc.	2,307,416	761,424
	Accenture PLC, Class A	1,682,012	609,511
	Texas Instruments, Inc.	2,910,676	585,133
	Tokyo Electron, Ltd.	3,699,891	575,428
	Shopify, Inc., Class A, subordinate voting shares[1]	4,104,320	474,459
	Capgemini SE	2,383,799	383,980
	Oracle Corp.	1,981,350	366,233
	MediaTek, Inc.	7,808,800	302,318
	Dell Technologies, Inc., Class C	2,170,928	276,989
	Keyence Corp.	497,300	215,791
	Arista Networks, Inc.[1]	498,497	202,300
	Constellation Software, Inc.	56,035	189,464
	Seagate Technology Holdings PLC	1,821,146	184,537
	Synopsys, Inc.[1]	327,585	182,953
	SAP SE	747,730	177,971
	Samsung Electronics Co., Ltd.	3,731,758	147,405
	Micron Technology, Inc.	1,502,967	147,216
	EPAM Systems, Inc.[1]	582,631	142,115
	Applied Materials, Inc.	596,735	104,256
	Elastic NV, non-registered shares[1]	795,464	87,072
	NEC Corp.	870,124	74,375
	International Business Machines Corp.	326,456	74,239
	Intel Corp.	2,835,061	68,183
	Delta Electronics, Inc.	4,559,101	53,568
	Advantech Co., Ltd.	2,734,389	28,352
	Fujitsu, Ltd.	1,426,040	27,383
	ASM International NV	43,170	23,356
	Stripe, Inc., Class B1,2,3	192,531	5,297
			25,226,601

Industrials 14.17%
	General Electric Co.	10,114,301	1,842,421
	Airbus SE, non-registered shares	8,190,291	1,281,156
	BAE Systems PLC	58,153,730	908,653
	Carrier Global Corp.	11,527,231	891,862
	Melrose Industries PLC[4]	103,191,062	754,210
	Siemens AG	3,617,692	699,866
	Safran SA	2,959,961	690,623
	RTX Corp.	5,644,590	687,680
	TransDigm Group, Inc.	511,792	641,260
	Recruit Holdings Co., Ltd.	8,938,784	622,357
	Leonardo SpA	22,923,027	617,154
	Deere & Co.	1,287,539	599,864
	Mitsui & Co., Ltd.	28,473,700	598,912
	Boeing Co. (The)[1]	3,087,697	479,952
	Ryanair Holdings PLC (ADR)	10,266,252	452,126
	Techtronic Industries Co., Ltd.	30,757,500	433,781
	Bureau Veritas SA	13,754,783	418,877
	Compagnie de Saint-Gobain SA, non-registered shares	4,354,206	397,220
	Lockheed Martin Corp.	701,330	371,291
	Eaton Corp. PLC	949,612	356,503
	Deutsche Post AG	9,173,235	337,503
	International Consolidated Airlines Group SA (CDI)	91,970,918	306,870
	United Rentals, Inc.	346,405	299,987
	Dayforce, Inc.[1,5]	3,193,916	255,481
	Rolls-Royce Holdings PLC[1]	35,690,328	253,689
	L3Harris Technologies, Inc.	1,003,246	247,049

1	Capital World Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Caterpillar, Inc.	594,668	$241,501
	Ingersoll-Rand, Inc.	2,102,063	218,972
	Volvo AB, Class B	8,456,506	210,519
	Schneider Electric SE	773,483	199,281
	ITOCHU Corp.[5]	3,969,600	196,450
	MTU Aero Engines AG	487,776	166,264
	RELX PLC	3,151,790	148,867
	Weir Group PLC (The)	5,048,042	142,925
	AMETEK, Inc.	702,472	136,546
	Bunzl PLC	2,956,705	134,107
	CSX Corp.	3,033,771	110,884
	Mitsubishi Corp.	4,963,400	84,031
	SS&C Technologies Holdings, Inc.	1,026,412	79,383
	XPO, Inc.[1]	459,519	70,035
	SMC Corp.	163,900	69,778
	Crane Co.	326,445	59,439
	Kingspan Group PLC	759,942	57,192
	Hitachi, Ltd.	2,118,400	52,834
	Arcadis NV, non-registered shares	682,602	44,985
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	2,428,371	44,756
	Booz Allen Hamilton Holding Corp., Class A	290,126	42,991
	Grupo Aeroportuario del Sureste, SAB de CV, Class B	1,683,987	42,927
	Ferguson Enterprises, Inc.	189,311	40,878
	Howmet Aerospace, Inc.	293,230	34,713
	FedEx Corp.	96,549	29,222
	Daikin Industries, Ltd.	198,300	23,859
	FTI Consulting, Inc.[1]	64,856	13,135
	Thales SA	14,241	2,137
			18,144,958

Financials 13.72%
	Zurich Insurance Group AG	1,957,056	1,244,347
	Chubb, Ltd.	3,157,405	911,638
	Blackstone, Inc.	4,732,754	904,382
	JPMorgan Chase & Co.	3,566,364	890,592
	Mastercard, Inc., Class A	1,333,637	710,749
	Banco Bilbao Vizcaya Argentaria, SA	67,648,346	640,511
	ING Groep NV	35,001,850	542,695
	HSBC Holdings PLC (GBP denominated)	46,216,935	431,186
	HSBC Holdings PLC (HKD denominated)	8,990,400	83,898
	AXA SA	12,501,680	437,435
	Arthur J. Gallagher & Co.	1,321,329	412,572
	BlackRock, Inc.	379,193	387,839
	KB Financial Group, Inc.	5,471,327	377,827
	Blue Owl Capital, Inc., Class A	15,869,568	376,585
	KKR & Co., Inc.	2,213,747	360,553
	Aon PLC, Class A	877,553	343,597
	Apollo Asset Management, Inc.	1,957,352	342,595
	Capital One Financial Corp.	1,752,614	336,519
	Axis Bank, Ltd.	24,458,981	329,370
	NatWest Group PLC	63,074,547	323,525
	HDFC Life Insurance Co., Ltd.	40,382,630	315,381
	American Express Co.	1,001,150	305,030
	Ares Management Corp., Class A	1,650,434	291,681
	Discover Financial Services	1,590,104	290,083
	Fairfax Financial Holdings, Ltd., subordinate voting shares	202,148	286,774
	B3 SA - Brasil, Bolsa, Balcao	161,022,675	249,652
	AIA Group, Ltd.	31,231,200	234,929
	Ping An Insurance (Group) Company of China, Ltd., Class H	39,788,500	231,445
	National Bank of Canada	2,304,619	228,314
	Postal Savings Bank of China Co., Ltd., Class H	385,036,000	221,504
	Visa, Inc., Class A	694,554	218,840
	Great-West Lifeco, Inc.[5]	5,966,903	214,828
	Wells Fargo & Co.	2,817,502	214,609
	Kotak Mahindra Bank, Ltd.	9,366,809	195,809
	Israel Discount Bank, Ltd., Class A	28,898,777	190,272
	BNP Paribas SA	2,897,587	173,373
	TPG, Inc., Class A	2,456,768	171,875

Capital World Growth and Income Fund	2

Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Brown & Brown, Inc.	1,519,255	$171,828
	Skandinaviska Enskilda Banken AB, Class A	12,115,109	168,323
	HDFC Bank, Ltd.	6,018,220	127,714
	HDFC Bank, Ltd. (ADR)	563,961	37,650
	Münchener Rückversicherungs-Gesellschaft AG	311,824	163,241
	Bank Central Asia Tbk PT	239,555,000	151,290
	FinecoBank SpA	9,145,763	147,070
	CVC Capital Partners PLC[1]	5,938,386	145,656
	Bank Rakyat Indonesia (Persero) Tbk PT	535,674,400	143,754
	Mizuho Financial Group, Inc.	5,679,700	143,501
	Macquarie Group, Ltd.	910,016	136,413
	American International Group, Inc.	1,695,079	130,318
	Erste Group Bank AG	2,249,044	123,379
	China Merchants Bank Co., Ltd., Class H	15,447,306	70,766
	China Merchants Bank Co., Ltd., Class A	10,015,339	50,629
	Morgan Stanley	847,980	111,603
	Power Corporation of Canada, subordinate voting shares	3,312,533	111,573
	Partners Group Holding AG	75,164	109,676
	Bank Mandiri (Persero) Tbk PT	256,955,900	99,807
	Marsh & McLennan Companies, Inc.	427,084	99,609
	Brookfield Asset Management, Ltd., Class A (CAD denominated)[5]	1,700,567	97,541
	Citigroup, Inc.	1,313,722	93,103
	Danske Bank AS	2,804,416	80,869
	XP, Inc., Class A	5,676,743	76,863
	3i Group PLC	1,566,787	73,962
	Aegon, Ltd.	11,369,574	73,674
	Fidelity National Information Services, Inc.	822,895	70,193
	Goldman Sachs Group, Inc.	94,116	57,276
	CaixaBank, SA, non-registered shares	6,280,941	34,157
	Bank of America Corp.	655,110	31,124
	PNC Financial Services Group, Inc.	32,710	7,024
	Sberbank of Russia PJSC[2]	182,070,644	— [6]
			17,562,400

Health care 11.58%
	Eli Lilly and Co.	2,588,145	2,058,481
	UnitedHealth Group, Inc.	3,315,509	2,023,124
	Novo Nordisk AS, Class B	14,510,206	1,550,692
	Vertex Pharmaceuticals, Inc.[1]	3,033,643	1,420,139
	Abbott Laboratories	11,712,815	1,391,131
	Stryker Corp.	2,081,078	816,095
	Gilead Sciences, Inc.	8,690,313	804,549
	Daiichi Sankyo Co., Ltd.	17,411,100	554,016
	Sanofi	5,516,732	537,171
	AbbVie, Inc.	2,542,140	465,034
	Molina Healthcare, Inc.[1]	1,350,281	402,249
	Takeda Pharmaceutical Co., Ltd.	12,956,691	353,354
	GE HealthCare Technologies, Inc.	3,523,129	293,195
	Thermo Fisher Scientific, Inc.	498,263	263,895
	AstraZeneca PLC	1,628,386	219,042
	Novartis AG	1,947,264	206,110
	Medtronic PLC	2,255,087	195,155
	EssilorLuxottica SA	751,737	182,804
	Catalent, Inc.[1]	2,971,302	181,576
	DexCom, Inc.[1]	2,178,744	169,920
	Zoetis, Inc., Class A	774,268	135,690
	Siemens Healthineers AG	2,273,834	123,473
	Insulet Corp.[1]	455,044	121,397
	Lonza Group AG	137,043	81,814
	Coloplast AS, Class B	589,075	74,487
	Boston Scientific Corp.[1]	510,699	46,300
	Danaher Corp.	165,356	39,634
	CVS Health Corp.	641,073	38,368
	Centene Corp.[1]	557,642	33,459
	Rede D’Or Sao Luiz SA	5,912,000	26,776
	Alnylam Pharmaceuticals, Inc.[1]	37,264	9,430
	agilon health, Inc.[1]	3,923,385	8,200
			14,826,760

3	Capital World Growth and Income Fund

Common stocks (continued)		Shares	Value (000)

Consumer discretionary 9.92%
	Amazon.com, Inc.[1]	10,967,898	$2,280,116
	Home Depot, Inc.	2,821,021	1,210,585
	Trip.com Group, Ltd. (ADR)[1]	13,313,003	860,686
	Trip.com Group, Ltd.[1]	607,150	39,500
	LVMH Moët Hennessy-Louis Vuitton SE	1,273,739	794,726
	Flutter Entertainment PLC[1]	2,675,501	739,294
	Industria de Diseño Textil, SA	12,381,180	682,189
	Starbucks Corp.	5,000,417	512,343
	Marriott International, Inc., Class A	1,651,019	477,293
	Tesla, Inc.[1]	1,318,622	455,136
	Chipotle Mexican Grill, Inc.[1]	6,986,198	429,791
	NEXT PLC	3,325,136	426,702
	Booking Holdings, Inc.	75,404	392,250
	Restaurant Brands International, Inc.	2,942,039	204,795
	Restaurant Brands International, Inc. (CAD denominated)	2,522,392	175,666
	MercadoLibre, Inc.[1]	170,531	338,533
	Compagnie Financière Richemont SA, Class A	2,349,635	326,979
	Evolution AB	3,479,559	304,498
	Royal Caribbean Cruises, Ltd.	1,137,420	277,599
	Hyundai Motor Co.	1,442,632	229,042
	Las Vegas Sands Corp.	4,022,150	213,415
	Shimano, Inc.[5]	1,143,100	160,285
	InterContinental Hotels Group PLC	1,017,662	127,045
	YUM! Brands, Inc.	849,096	117,973
	Moncler SpA	2,268,421	111,307
	Stellantis NV	8,166,070	108,132
	Aristocrat Leisure, Ltd.	2,271,448	100,553
	Entain PLC	9,116,138	93,474
	adidas AG	388,843	91,756
	McDonald’s Corp.	298,335	88,310
	Sands China, Ltd.[1]	29,422,800	76,027
	NIKE, Inc., Class B	800,000	63,016
	Compass Group PLC	1,603,283	54,998
	Pan Pacific International Holdings Corp.	1,925,800	49,104
	Ferrari NV (EUR denominated)	82,961	36,214
	Kering SA5	113,647	26,610
	Dollarama, Inc.	225,227	23,460
			12,699,402

Communication services 7.21%
	Alphabet, Inc., Class A	7,461,130	1,260,558
	Alphabet, Inc., Class C	5,953,902	1,015,081
	Meta Platforms, Inc., Class A	3,174,438	1,823,143
	Netflix, Inc.[1]	988,746	876,830
	Publicis Groupe SA	6,722,237	730,589
	Comcast Corp., Class A	12,397,011	535,427
	Deutsche Telekom AG	14,480,895	463,641
	NetEase, Inc.	20,320,075	353,959
	NetEase, Inc. (ADR)	880,761	77,049
	Bharti Airtel, Ltd.	21,516,263	416,273
	Bharti Airtel, Ltd., interim shares	744,245	10,759
	Tencent Holdings, Ltd.	7,582,400	389,919
	SoftBank Corp.	213,052,570	275,183
	Universal Music Group NV	11,404,307	274,555
	Sea, Ltd., Class A (ADR)[1]	2,021,629	230,061
	Singapore Telecommunications, Ltd.	69,763,900	161,696
	Omnicom Group, Inc.	1,296,584	135,908
	Advanced Info Service PCL, foreign registered shares	10,894,700	90,435
	Take-Two Interactive Software, Inc.[1]	388,193	73,128
	Schibsted ASA, Class A	1,061,625	36,469
			9,230,663

Consumer staples 5.45%
	Philip Morris International, Inc.	18,115,806	2,410,489
	Imperial Brands PLC	20,921,969	685,323
	Nestlé SA	7,168,887	622,514
	Kroger Co.	10,158,360	620,473
	Ajinomoto Co., Inc.	6,915,890	292,454

Capital World Growth and Income Fund	4

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Danone SA	3,939,054	$269,507
	British American Tobacco PLC	6,545,379	248,809
	JBS SA	36,399,036	227,441
	Ocado Group PLC[1,4]	52,787,085	212,176
	Sysco Corp.	2,725,841	210,190
	Constellation Brands, Inc., Class A	857,669	206,655
	Kweichow Moutai Co., Ltd., Class A	911,353	193,632
	Arca Continental, SAB de CV	15,747,334	133,041
	Seven & i Holdings Co., Ltd.	6,501,467	112,079
	Suntory Beverage & Food, Ltd.[5]	2,518,000	85,798
	Costco Wholesale Corp.	83,361	81,017
	PepsiCo, Inc.	492,461	80,493
	Lamb Weston Holdings, Inc.	957,202	73,934
	Alimentation Couche-Tard, Inc.	1,235,543	72,280
	Treasury Wine Estates, Ltd.	6,752,494	49,977
	Keurig Dr Pepper, Inc.	1,189,427	38,835
	Altria Group, Inc.	540,000	31,180
	ITC, Ltd.	4,465,973	25,217
			6,983,514

Materials 5.40%
	Freeport-McMoRan, Inc.	22,083,350	976,084
	Rio Tinto PLC	12,221,718	768,106
	Linde PLC	1,557,138	717,825
	Glencore PLC	130,586,266	632,663
	Air Products and Chemicals, Inc.	1,722,596	575,915
	Vale SA, ordinary nominative shares	37,529,843	369,354
	Vale SA (ADR), ordinary nominative shares	10,076,269	99,352
	Ivanhoe Mines, Ltd., Class A1	30,396,054	409,217
	First Quantum Minerals, Ltd.[1]	24,914,671	340,405
	Anglo American PLC	9,165,236	294,398
	Heidelberg Materials AG, non-registered shares	2,020,486	255,253
	Smurfit Westrock PLC	4,285,074	235,765
	Air Liquide SA, bonus shares	651,860	108,678
	Air Liquide SA	479,798	79,992
	Fortescue, Ltd.	12,561,434	155,236
	Shin-Etsu Chemical Co., Ltd.	3,795,418	141,325
	Corteva, Inc.	2,123,595	132,172
	Albemarle Corp.[5]	1,136,529	122,404
	Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	1,202,403	101,386
	Akzo Nobel NV	1,602,823	93,502
	Grupo México, SAB de CV, Series B	17,242,200	83,216
	Southern Copper Corp.	714,886	71,739
	Lundin Mining Corp.	6,717,520	65,921
	Antofagasta PLC	2,458,108	53,361
	Evonik Industries AG	1,850,486	34,013
			6,917,282

Energy 4.79%
	Canadian Natural Resources, Ltd. (CAD denominated)	37,766,519	1,281,766
	EOG Resources, Inc.	7,261,522	967,671
	TC Energy Corp. (CAD denominated)	14,957,922	729,227
	Cameco Corp. (CAD denominated)	8,743,129	523,595
	Cameco Corp.	2,668,452	158,639
	Shell PLC (GBP denominated)	11,827,106	381,827
	Shell PLC (EUR denominated)	938,180	30,518
	Shell PLC (ADR)	14,315	927
	Tourmaline Oil Corp.[5]	8,565,502	404,248
	TotalEnergies SE	6,877,655	399,469
	Baker Hughes Co., Class A	4,445,176	195,366
	Reliance Industries, Ltd.	12,548,000	192,013
	Suncor Energy, Inc.[5]	4,716,946	187,681
	ConocoPhillips	1,522,945	164,996
	Expand Energy Corp.[5]	1,279,196	126,589
	Schlumberger NV	2,851,798	125,308
	Cenovus Energy, Inc. (CAD denominated)	6,265,105	99,247

5	Capital World Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Neste OYJ	5,841,389	$88,961
	South Bow Corp. (CAD denominated)	1,769,165	46,701
	ADNOC Drilling Co. PJSC	16,264,721	23,434
			6,128,183

Utilities 1.86%
	Constellation Energy Corp.	1,133,359	290,775
	E.ON SE	22,530,532	290,546
	Engie SA	13,966,257	222,878
	Engie SA, bonus shares	3,461,615	55,241
	DTE Energy Co.	2,077,513	261,310
	Iberdrola, SA, non-registered shares	15,465,280	220,990
	China Resources Gas Group, Ltd.	54,071,875	193,507
	Dominion Energy, Inc.	2,923,450	171,753
	National Grid PLC	13,473,195	170,061
	Duke Energy Corp.	1,299,720	152,132
	FirstEnergy Corp.	2,756,215	117,277
	NextEra Energy, Inc.	1,180,000	92,831
	Public Service Enterprise Group, Inc.	836,079	78,842
	AES Corp.	4,408,226	57,483
			2,375,626

Real estate 0.89%
	VICI Properties, Inc. REIT	9,041,424	294,841
	China Resources Mixc Lifestyle Services, Ltd.	53,528,815	201,402
	CubeSmart REIT	2,849,569	141,224
	Iron Mountain, Inc. REIT	1,015,935	125,641
	Extra Space Storage, Inc. REIT	680,275	116,300
	Prologis, Inc. REIT	760,134	88,768
	Mitsui Fudosan Co., Ltd.	9,074,900	76,310
	Longfor Group Holdings, Ltd.[5]	44,832,340	63,223
	Equinix, Inc. REIT	21,931	21,525
	American Tower Corp. REIT	68,123	14,238
			1,143,472
	Total common stocks (cost: $71,697,994,000)		121,238,861
Preferred securities 0.06%
Consumer discretionary 0.04%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	783,595	48,976

Health care 0.02%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	3,832,146	26,962

Information technology 0.00%
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	82,866	2,280
	Total preferred securities (cost: $112,247,000)		78,218

Convertible stocks 0.13%
Materials 0.13%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,535,572	170,909
	Total convertible stocks (cost: $175,340,000)		170,909
Bonds, notes & other debt instruments 0.09%		Principal amount (000)
Corporate bonds, notes & loans 0.09%
Health care 0.05%
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD59,700	57,209

Capital World Growth and Income Fund	6

Bonds, notes & other debt instruments (continued)			Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Financials 0.02%
	Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[7]		USD42,024	$30,465

Consumer discretionary 0.02%
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[8]		22,275	22,295

Energy 0.00%
	ONEOK, Inc. 2.20% 9/15/2025		2,141	2,099
	Total corporate bonds, notes & loans			112,068
	Total bonds, notes & other debt instruments (cost: $119,706,000)			112,068
Short-term securities 5.32%		Weighted average yield at acquisition
Bonds & notes of governments & government agencies outside the U.S. 2.16%
	Alberta (Province of) 12/3/2024[8]	3.800%	124,600	124,537
	BNG Bank NV 12/6/2024[8]	4.431	700,000	699,387
	Canada Bill 12/9/2024	4.364	200,000	199,748
	Denmark (Kingdom of) 12/12/2024	4.369	100,000	99,836
	FMS Wertmanagement 12/3/2024[8]	4.459	110,950	110,895
	FMS Wertmanagement 12/4/2024[8]	4.455	137,000	136,915
	FMS Wertmanagement 12/5/2024[8]	4.451	150,000	149,888
	FMS Wertmanagement 12/6/2024[8]	4.303	130,000	129,886
	FMS Wertmanagement 12/9/2024[8]	3.881	80,800	80,699
	Hydro-Québec 12/3/2024[8]	4.536	35,000	34,982
	Hydro-Québec 12/6/2024[8]	4.412	100,000	99,912
	KfW 12/3/2024[8]	4.437	100,000	99,950
	Nederlandse Waterschapsbank NV 12/13/2024[8]	4.437	150,000	149,734
	Québec (Province of) 12/3/2024[8]	4.584	250,000	249,874
	Québec (Province of) 12/4/2024[8]	4.586	200,000	199,874
	Québec (Province of) 12/5/2024[8]	4.422	200,000	199,849
				2,765,966

Commercial paper 2.77%
	Bank of Montreal 1/15/2025[8]	4.383	150,000	149,102
	Caisse des Dépôts et Consignations 12/9/2024	3.780	300,000	299,621
	Canadian Imperial Bank of Commerce 12/6/2024[8]	4.466	500,000	499,557
	Canadian Imperial Bank of Commerce 12/9/2024[8]	4.466	300,000	299,621
	DBS Bank, Ltd. 12/6/2024[8]	4.505	79,300	79,230
	DBS Bank, Ltd. 12/12/2024[8]	4.089	171,200	170,919
	DBS Bank, Ltd. 12/13/2024[8]	4.452	300,000	299,469
	DBS Bank, Ltd. 12/16/2024[8]	4.155	91,000	90,804
	Desjardins Group 12/6/2024[8]	3.934	100,000	99,911
	Desjardins Group 12/13/2024[8]	4.301	183,100	182,773
	DNB Bank ASA 12/2/2024[8]	4.622	342,700	342,571
	DNB Bank ASA 12/17/2024[8]	4.446	150,000	149,661
	EssilorLuxottica 12/16/2024[8]	4.626	150,000	149,679
	OMERS Finance Trust 12/16/2024	4.484	30,000	29,935
	Sanofi 12/20/2024[8]	4.640	200,500	199,966
	Toronto-Dominion Bank 12/5/2024[8]	4.590	50,000	49,962
	Toronto-Dominion Bank 12/6/2024[8]	4.590	75,000	74,934
	TOTAL Holdings USA, Inc. 12/2/2024[8]	4.580	50,000	49,981
	TotalEnergies Capital 12/4/2024[8]	4.655	32,100	32,080
	TotalEnergies Capital 12/9/2024[8]	4.664	100,000	99,873
	TotalEnergies Capital 12/12/2024[8]	4.655	200,000	199,670
				3,549,319

7	Capital World Growth and Income Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments 0.01%
Capital Group Central Cash Fund 4.65%[4,9]	57,349	$5,735

Money market investments purchased with collateral from securities on loan 0.38%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.57%[9,10]	194,915,923	194,916
Capital Group Central Cash Fund 4.65%[4,9,10]	761,344	76,142
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.58%[9,10]	39,300,000	39,300
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.51%[9,10]	34,400,000	34,400
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%[9,10]	34,400,000	34,400
Fidelity Investments Money Market Government Portfolio, Class I 4.51%[9,10]	29,500,000	29,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.49%[9,10]	29,500,000	29,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.57%[9,10]	29,500,000	29,500
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.53%[9,10]	24,600,000	24,600
		492,258
Total short-term securities (cost: $6,814,774,000)		6,813,278
Total investment securities 100.29% (cost: $78,920,061,000)		128,413,334
Other assets less liabilities (0.29)%		(367,048)
Net assets 100.00%		$128,046,286
Investments in affiliates4

	Value at 12/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Common stocks 0.76%
Industrials 0.59%
Melrose Industries PLC	$613,134	$83,961	$29,979	$(1,922)	$89,016	$754,210	$6,414
Consumer discretionary 0.00%
Dowlais Group PLC [11]	92,125	—	75,716	(46,769)	30,360	—	272
Consumer staples 0.17%
Ocado Group PLC [1]	400,748	—	646	263	(188,189)	212,176	—
Total common stocks						966,386
Short-term securities 0.06%
Money market investments 0.00%
Capital Group Central Cash Fund 4.65% [9]	1,833,948	14,416,458	16,244,942	262	9	5,735	217,117
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 4.65% [9,10]	50,931	25,211 [12]				76,142	— [13]
Total short-term securities						81,877
Total 0.82%				$(48,166)	$(68,804)	$1,048,263	$223,803
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B1,2	5/6/2021	$7,726	$5,297	.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	3,325	2,280	.00 [14]
Total		$11,051	$7,577	.01%

Capital World Growth and Income Fund	8

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $7,577,000, which represented .01% of the net assets of the fund.

[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]
All or a portion of this security was on loan. The total value of all such securities was $589,144,000, which represented .46% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[6]	Amount less than one thousand.
[7]	Step bond; coupon rate may change at a later date.
[8]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,708,440,000, which represented 4.46% of the net assets of the fund.

[9]	Rate represents the seven-day yield at 11/30/2024.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Affiliated issuer during the reporting period but no longer held at 11/30/2024.
[12]	Represents net activity. Refer to Note 5 for more information on securities lending.
[13]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[14]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

9	Capital World Growth and Income Fund

Financial statements
Statement of assets and liabilities at November 30, 2024

(dollars in thousands)
Assets:
Investment securities, at value (includes $589,144 of investment securities on loan):
Unaffiliated issuers (cost: $77,914,477)	$127,365,071
Affiliated issuers (cost: $1,005,584)	1,048,263	$128,413,334
Cash		3,555
Cash denominated in currencies other than U.S. dollars (cost: $3,394)		3,403
Receivables for:
Sales of investments	42,132
Sales of fund’s shares	45,133
Dividends and interest	245,673
Securities lending income	95
Other	49	333,082
		128,753,374
Liabilities:
Collateral for securities on loan		492,258
Payables for:
Purchases of investments	51,000
Repurchases of fund’s shares	40,719
Investment advisory services	38,218
Services provided by related parties	18,940
Trustees’ deferred compensation	3,523
U.S. and non-U.S. taxes	60,860
Other	1,570	214,830
Net assets at November 30, 2024		$128,046,286
Net assets consist of:
Capital paid in on shares of beneficial interest		$70,526,829
Total distributable earnings (accumulated loss)		57,519,457
Net assets at November 30, 2024		$128,046,286
Refer to the notes to financial statements.

Capital World Growth and Income Fund	10

Financial statements (continued)
Statement of assets and liabilities at November 30, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,857,653 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$58,198,181	843,842	$68.97
Class C	643,433	9,456	68.05
Class T	15	— *	68.92
Class F-1	1,980,888	28,803	68.77
Class F-2	15,867,533	230,370	68.88
Class F-3	7,251,611	105,163	68.96
Class 529-A	3,817,814	55,602	68.66
Class 529-C	68,673	1,003	68.45
Class 529-E	98,724	1,440	68.54
Class 529-T	20	— *	68.93
Class 529-F-1	15	— *	68.69
Class 529-F-2	333,458	4,835	68.97
Class 529-F-3	16	— *	68.96
Class R-1	128,521	1,887	68.11
Class R-2	534,897	7,884	67.85
Class R-2E	67,558	985	68.62
Class R-3	1,064,774	15,574	68.37
Class R-4	1,003,446	14,595	68.75
Class R-5E	181,194	2,633	68.83
Class R-5	330,757	4,793	69.00
Class R-6	36,474,758	528,788	68.98
*
Amount less than one thousand.
Refer to the notes to financial statements.

11	Capital World Growth and Income Fund

Financial statements (continued)
Statement of operations for the year ended November 30, 2024

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $145,702; also includes $223,803 from affiliates)	$2,650,827
Interest from unaffiliated issuers	41,672
Securities lending income (net of fees)	2,754	$2,695,253
Fees and expenses*:
Investment advisory services	452,228
Distribution services	172,699
Transfer agent services	76,361
Administrative services	36,903
529 plan services	2,367
Reports to shareholders	2,357
Registration statement and prospectus	954
Trustees’ compensation	1,466
Auditing and legal	384
Custodian	8,339
Other	1,549	755,607
Net investment income		1,939,646
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $35,776):
Unaffiliated issuers	7,655,076
Affiliated issuers	(48,166)
In-kind redemptions	132,205
Currency transactions	(883)	7,738,232
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $54,583):
Unaffiliated issuers	14,884,468
Affiliated issuers	(68,804)
Currency translations	(1,202)	14,814,462
Net realized gain (loss) and unrealized appreciation (depreciation)		22,552,694
Net increase (decrease) in net assets resulting from operations		$24,492,340
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

Capital World Growth and Income Fund	12

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended November 30,
	2024	2023

Operations:
Net investment income	$1,939,646	$2,069,035
Net realized gain (loss)	7,738,232	2,729,740
Net unrealized appreciation (depreciation)	14,814,462	6,523,673
Net increase (decrease) in net assets resulting from operations	24,492,340	11,322,448
Distributions paid to shareholders	(4,080,453)	(2,246,693)
Net capital share transactions	(4,536,535)	(3,266,659)
Total increase (decrease) in net assets	15,875,352	5,809,096
Net assets:
Beginning of year	112,170,934	106,361,838
End of year	$128,046,286	$112,170,934
Refer to the notes to financial statements.

13	Capital World Growth and Income Fund

Notes to financial statements
1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Capital World Growth and Income Fund	14

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

15	Capital World Growth and Income Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$17,806,248	$7,415,056	$5,297	$25,226,601
Industrials	8,290,858	9,854,100	—	18,144,958
Financials	9,545,012	8,017,388	— *	17,562,400
Health care	10,943,797	3,882,963	—	14,826,760
Consumer discretionary	8,860,261	3,839,141	—	12,699,402
Communication services	6,027,185	3,203,478	—	9,230,663
Consumer staples	4,186,028	2,797,486	—	6,983,514
Materials	4,300,755	2,616,527	—	6,917,282
Energy	5,011,961	1,116,222	—	6,128,183
Utilities	1,222,403	1,153,223	—	2,375,626
Real estate	802,537	340,935	—	1,143,472
Preferred securities	—	75,938	2,280	78,218
Convertible stocks	170,909	—	—	170,909
Bonds, notes & other debt instruments	—	112,068	—	112,068
Short-term securities	497,993	6,315,285	—	6,813,278
Total	$77,665,947	$50,739,810	$7,577	$128,413,334
*
Amount less than one thousand.

Capital World Growth and Income Fund	16

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

17	Capital World Growth and Income Fund

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of November 30, 2024, the total value of securities on loan was $589,144,000, and the total value of collateral received was $615,068,000. Collateral received includes cash of $492,258,000 and U.S. government securities of $122,810,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended November 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Capital World Growth and Income Fund	18

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The fund paid $16,749,000 in tax and interest related to a non-US tax assessment on the equivalent of the dividends paid in prior years that were part of securities lending transactions. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended November 30, 2024, the fund reclassified $555,173,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of November 30, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$1,099,232
Undistributed long-term capital gains	7,224,006
Gross unrealized appreciation on investments	51,826,785
Gross unrealized depreciation on investments	(2,572,520)
Net unrealized appreciation (depreciation) on investments	49,254,265
Cost of investments	79,159,069
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended November 30, 2024			Year ended November 30, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$972,007	$835,357	$1,807,364	$987,059	$—	$987,059
Class C	7,053	10,909	17,962	9,334	—	9,334
Class T	— *	— *	— *	— *	—	— *
Class F-1	33,444	30,518	63,962	36,816	—	36,816
Class F-2	288,236	216,346	504,582	270,834	—	270,834
Class F-3	135,062	95,935	230,997	129,782	—	129,782
Class 529-A	64,045	56,686	120,731	67,056	—	67,056
Class 529-C	728	1,197	1,925	992	—	992
Class 529-E	1,489	1,526	3,015	1,639	—	1,639
Class 529-T	— *	— *	— *	— *	—	— *
Class 529-F-1	— *	— *	— *	— *	—	— *
Class 529-F-2	5,924	4,373	10,297	5,620	—	5,620
Class 529-F-3	— *	— *	— *	— *	—	— *
Class R-1	1,300	1,974	3,274	1,546	—	1,546
Class R-2	5,512	8,343	13,855	6,502	—	6,502
Class R-2E	851	993	1,844	945	—	945
Class R-3	15,366	16,351	31,717	17,279	—	17,279
Class R-4	17,587	15,575	33,162	19,927	—	19,927
Class R-5E	3,051	2,297	5,348	3,025	—	3,025
Class R-5	7,106	5,364	12,470	8,306	—	8,306
Class R-6	706,571	511,377	1,217,948	680,031	—	680,031
Total	$2,265,332	$1,815,121	$4,080,453	$2,246,693	$—	$2,246,693
*
Amount less than one thousand.

19	Capital World Growth and Income Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the year ended November 30, 2024, the investment advisory services fees were $452,228,000, which were equivalent to an annualized rate of 0.368% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of November 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

Capital World Growth and Income Fund	20

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended November 30, 2024, the 529 plan services fees were $2,367,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.
For the year ended November 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$137,908	$48,316	$16,931	Not applicable
Class C	6,628	580	202	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	4,854	2,972	598	Not applicable
Class F-2	Not applicable	15,845	4,488	Not applicable
Class F-3	Not applicable	48	2,005	Not applicable
Class 529-A	8,565	3,017	1,127	$2,098
Class 529-C	721	60	22	41
Class 529-E	491	47	30	55
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	156	93	173
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	1,275	122	38	Not applicable
Class R-2	4,013	1,835	161	Not applicable
Class R-2E	401	135	20	Not applicable
Class R-3	5,305	1,559	319	Not applicable
Class R-4	2,538	1,004	305	Not applicable
Class R-5E	Not applicable	243	49	Not applicable
Class R-5	Not applicable	174	105	Not applicable
Class R-6	Not applicable	248	10,410	Not applicable

Total class-specific expenses	$172,699	$76,361	$36,903	$2,367
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,466,000 in the fund’s statement of operations reflects $640,000 in current fees (either paid in cash or deferred) and a net increase of $826,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended November 30, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,163,580,000 and $1,703,459,000, respectively, which generated $271,881,000 of net realized gains from such sales.

21	Capital World Growth and Income Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended November 30, 2024.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2024
Class A	$1,399,797	21,787	$1,769,874	29,280	$(6,054,057)	(93,936)	$(2,884,386)	(42,869)
Class C	57,046	900	17,869	304	(221,087)	(3,493)	(146,172)	(2,289)
Class T	—	—	—	—	—	—	—	—
Class F-1	29,598	465	63,309	1,052	(331,349)	(5,157)	(238,442)	(3,640)
Class F-2	3,190,293	49,469	485,868	8,023	(3,642,999)	(56,366)	33,162	1,126
Class F-3	1,316,367	20,272	227,705	3,750	(1,328,918)	(20,650)	215,154	3,372
Class 529-A	224,946	3,517	120,682	2,007	(651,526)	(10,196)	(305,898)	(4,672)
Class 529-C	13,477	212	1,924	32	(35,234)	(555)	(19,833)	(311)
Class 529-E	6,550	103	3,013	50	(21,744)	(341)	(12,181)	(188)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	54,389	843	10,293	170	(52,363)	(813)	12,319	200
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	12,283	193	3,274	56	(29,302)	(461)	(13,745)	(212)
Class R-2	49,997	791	13,842	236	(129,208)	(2,045)	(65,369)	(1,018)
Class R-2E	9,939	157	1,844	31	(15,760)	(244)	(3,977)	(56)
Class R-3	114,740	1,796	31,682	532	(268,418)	(4,205)	(121,996)	(1,877)
Class R-4	127,830	1,987	33,148	551	(286,963)	(4,454)	(125,985)	(1,916)
Class R-5E	34,698	539	5,343	88	(27,209)	(425)	12,832	202
Class R-5	32,219	503	12,395	204	(106,228)	(1,625)	(61,614)	(918)
Class R-6	2,898,276	44,735	1,217,921	20,071	(4,926,602)	(76,174)	(810,405)	(11,368)
Total net increase (decrease)	$9,572,445	148,269	$4,019,987	66,437	$(18,128,967)	(281,140)	$(4,536,535)	(66,434)
Refer to the end of the table for footnotes.

Capital World Growth and Income Fund	22

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2023
Class A	$1,408,403	25,544	$964,920	17,667	$(4,852,482)	(88,042)	$(2,479,159)	(44,831)
Class C	57,485	1,055	9,273	172	(249,291)	(4,580)	(182,533)	(3,353)
Class T	—	—	—	—	—	—	—	—
Class F-1	38,120	693	36,399	668	(284,755)	(5,170)	(210,236)	(3,809)
Class F-2	2,352,021	42,512	260,245	4,771	(2,256,069)	(41,029)	356,197	6,254
Class F-3	858,391	15,551	126,674	2,321	(1,062,359)	(19,265)	(77,294)	(1,393)
Class 529-A	205,624	3,741	67,030	1,233	(529,572)	(9,583)	(256,918)	(4,609)
Class 529-C	14,567	266	990	17	(38,533)	(703)	(22,976)	(420)
Class 529-E	5,789	105	1,638	30	(18,242)	(330)	(10,815)	(195)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	41,654	757	5,618	103	(43,477)	(784)	3,795	76
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	11,303	207	1,546	29	(28,579)	(523)	(15,730)	(287)
Class R-2	53,691	986	6,498	121	(120,252)	(2,213)	(60,063)	(1,106)
Class R-2E	14,206	259	945	17	(20,387)	(365)	(5,236)	(89)
Class R-3	115,002	2,097	17,245	319	(267,701)	(4,902)	(135,454)	(2,486)
Class R-4	95,197	1,730	19,919	366	(320,839)	(5,849)	(205,723)	(3,753)
Class R-5E	27,411	503	3,025	55	(41,149)	(748)	(10,713)	(190)
Class R-5	45,919	841	8,260	152	(149,777)	(2,711)	(95,598)	(1,718)
Class R-6	2,246,477	40,761	680,013	12,454	(2,784,693)	(50,584)	141,797	2,631
Total net increase (decrease)	$7,591,260	137,608	$2,210,238	40,495	$(13,068,157)	(237,381)	$(3,266,659)	(59,278)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $31,992,546,000 and $41,055,202,000, respectively, during the year ended November 30, 2024.

23	Capital World Growth and Income Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
11/30/2024	$58.33	$.94	$11.75	$12.69	$(1.11)	$(.94 )	$(2.05)	$68.97	22.29%	$58,198	.74%	.74%	1.45%
11/30/2023	53.66	.99	4.76	5.75	(1.08)	—	(1.08)	58.33	10.87	51,724.75		.75	1.79
11/30/2022	64.35	1.16	(7.51)	(6.35)	(1.03)	(3.31)	(4.34)	53.66	(10.46)	49,986.75		.75	2.12
11/30/2021	56.86	1.03	7.34	8.37	(.88 )	—	(.88 )	64.35	14.75	60,354.75		.75	1.62
11/30/2020	50.98	.91	6.10	7.01	(.73 )	(.40 )	(1.13)	56.86	14.17	55,068.77		.77	1.83
Class C:
11/30/2024	57.58	.45	11.61	12.06	(.65 )	(.94 )	(1.59)	68.05	21.39	643	1.48	1.48	.71
11/30/2023	52.99	.57	4.70	5.27	(.68 )	—	(.68 )	57.58	10.05	676	1.50	1.50	1.05
11/30/2022	63.56	.74	(7.40)	(6.66)	(.60 )	(3.31)	(3.91)	52.99	(11.14)	800	1.50	1.50	1.37
11/30/2021	56.18	.55	7.26	7.81	(.43 )	—	(.43 )	63.56	13.91	1,139	1.48	1.48	.88
11/30/2020	50.35	.53	6.06	6.59	(.36 )	(.40 )	(.76 )	56.18	13.34	1,206	1.50	1.50	1.09
Class T:
11/30/2024	58.30	1.09	11.74	12.83	(1.27)	(.94 )	(2.21)	68.92	22.58 [5]	— [6]	.49 [5]	.49 [5]	1.69 [5]
11/30/2023	53.63	1.15	4.75	5.90	(1.23)	—	(1.23)	58.30	11.18 [5]	— [6]	.46 [5]	.46 [5]	2.08 [5]
11/30/2022	64.33	1.28	(7.50)	(6.22)	(1.17)	(3.31)	(4.48)	53.63	(10.25)[5]	— [6]	.51 [5]	.51 [5]	2.35 [5]
11/30/2021	56.85	1.17	7.33	8.50	(1.02)	—	(1.02)	64.33	14.99 [5]	— [6]	.52 [5]	.52 [5]	1.84 [5]
11/30/2020	50.98	1.03	6.10	7.13	(.86 )	(.40 )	(1.26)	56.85	14.47 [5]	— [6]	.52 [5]	.52 [5]	2.07 [5]
Class F-1:
11/30/2024	58.17	.90	11.71	12.61	(1.07)	(.94 )	(2.01)	68.77	22.21	1,981.80		.80	1.39
11/30/2023	53.52	.96	4.74	5.70	(1.05)	—	(1.05)	58.17	10.80	1,887.81		.81	1.74
11/30/2022	64.19	1.13	(7.50)	(6.37)	(.99 )	(3.31)	(4.30)	53.52	(10.51)	1,940.81		.81	2.07
11/30/2021	56.72	.99	7.32	8.31	(.84 )	—	(.84 )	64.19	14.67	2,477.80		.80	1.57
11/30/2020	50.86	.89	6.09	6.98	(.72 )	(.40 )	(1.12)	56.72	14.13	3,089.81		.81	1.78
Class F-2:
11/30/2024	58.26	1.08	11.73	12.81	(1.25)	(.94 )	(2.19)	68.88	22.55	15,867.52		.52	1.68
11/30/2023	53.59	1.12	4.76	5.88	(1.21)	—	(1.21)	58.26	11.15	13,356.52		.52	2.03
11/30/2022	64.28	1.28	(7.50)	(6.22)	(1.16)	(3.31)	(4.47)	53.59	(10.26)	11,951.53		.53	2.35
11/30/2021	56.80	1.18	7.33	8.51	(1.03)	—	(1.03)	64.28	15.01	13,521.52		.52	1.85
11/30/2020	50.94	1.03	6.08	7.11	(.85 )	(.40 )	(1.25)	56.80	14.45	11,226.52		.52	2.07
Class F-3:
11/30/2024	58.32	1.15	11.75	12.90	(1.32)	(.94 )	(2.26)	68.96	22.69	7,252.41		.41	1.78
11/30/2023	53.65	1.18	4.76	5.94	(1.27)	—	(1.27)	58.32	11.25	5,937.41		.41	2.14
11/30/2022	64.35	1.34	(7.51)	(6.17)	(1.22)	(3.31)	(4.53)	53.65	(10.17)	5,536.42		.42	2.45
11/30/2021	56.86	1.24	7.34	8.58	(1.09)	—	(1.09)	64.35	15.12	5,939.41		.41	1.96
11/30/2020	50.99	1.09	6.08	7.17	(.90 )	(.40 )	(1.30)	56.86	14.58	4,815.42		.42	2.17
Class 529-A:
11/30/2024	58.08	.91	11.70	12.61	(1.09)	(.94 )	(2.03)	68.66	22.24	3,818.77		.77	1.42
11/30/2023	53.43	.97	4.74	5.71	(1.06)	—	(1.06)	58.08	10.83	3,501.79		.79	1.76
11/30/2022	64.10	1.14	(7.49)	(6.35)	(1.01)	(3.31)	(4.32)	53.43	(10.50)	3,467.79		.79	2.09
11/30/2021	56.64	1.00	7.32	8.32	(.86 )	—	(.86 )	64.10	14.71	4,161.78		.78	1.59
11/30/2020	50.79	.89	6.07	6.96	(.71 )	(.40 )	(1.11)	56.64	14.12	3,860.81		.81	1.79
Refer to the end of the table for footnotes.

Capital World Growth and Income Fund	24

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
11/30/2024	$57.90	$.43	$11.67	$12.10	$(.61 )	$(.94 )	$(1.55)	$68.45	21.33%	$69	1.53%	1.53%	.67%
11/30/2023	53.27	.54	4.72	5.26	(.63 )	—	(.63 )	57.90	9.96	76	1.56	1.56	.98
11/30/2022	63.87	.72	(7.45)	(6.73)	(.56 )	(3.31)	(3.87)	53.27	(11.17)	92	1.55	1.55	1.32
11/30/2021	56.45	.53	7.28	7.81	(.39 )	—	(.39 )	63.87	13.84	136	1.52	1.52	.84
11/30/2020	50.56	.51	6.09	6.60	(.31 )	(.40 )	(.71 )	56.45	13.29	156	1.55	1.55	1.03
Class 529-E:
11/30/2024	57.99	.76	11.67	12.43	(.94 )	(.94 )	(1.88)	68.54	21.94	99	1.01	1.01	1.19
11/30/2023	53.35	.84	4.73	5.57	(.93 )	—	(.93 )	57.99	10.58	94	1.02	1.02	1.53
11/30/2022	63.99	1.01	(7.46)	(6.45)	(.88 )	(3.31)	(4.19)	53.35	(10.71)	97	1.02	1.02	1.86
11/30/2021	56.56	.86	7.29	8.15	(.72 )	—	(.72 )	63.99	14.44	122	1.01	1.01	1.36
11/30/2020	50.70	.78	6.09	6.87	(.61 )	(.40 )	(1.01)	56.56	13.92	117	1.02	1.02	1.57
Class 529-T:
11/30/2024	58.29	1.06	11.75	12.81	(1.23)	(.94 )	(2.17)	68.93	22.54 [5]	— [6]	.55 [5]	.55 [5]	1.64 [5]
11/30/2023	53.63	1.10	4.76	5.86	(1.20)	—	(1.20)	58.29	11.09 [5]	— [6]	.55 [5]	.55 [5]	2.00 [5]
11/30/2022	64.32	1.27	(7.50)	(6.23)	(1.15)	(3.31)	(4.46)	53.63	(10.28)[5]	— [6]	.54 [5]	.54 [5]	2.33 [5]
11/30/2021	56.84	1.14	7.33	8.47	(.99 )	—	(.99 )	64.32	14.94 [5]	— [6]	.56 [5]	.56 [5]	1.80 [5]
11/30/2020	50.98	1.01	6.08	7.09	(.83 )	(.40 )	(1.23)	56.84	14.40 [5]	— [6]	.56 [5]	.56 [5]	2.02 [5]
Class 529-F-1:
11/30/2024	58.11	1.01	11.70	12.71	(1.19)	(.94 )	(2.13)	68.69	22.43 [5]	— [6]	.61 [5]	.61 [5]	1.57 [5]
11/30/2023	53.47	1.05	4.74	5.79	(1.15)	—	(1.15)	58.11	11.01 [5]	— [6]	.63 [5]	.63 [5]	1.91 [5]
11/30/2022	64.15	1.21	(7.48)	(6.27)	(1.10)	(3.31)	(4.41)	53.47	(10.39)[5]	— [6]	.63 [5]	.63 [5]	2.23 [5]
11/30/2021	56.69	1.12	7.33	8.45	(.99 )	—	(.99 )	64.15	14.93 [5]	— [6]	.60 [5]	.60 [5]	1.76 [5]
11/30/2020	50.84	1.08	6.00	7.08	(.83 )	(.40 )	(1.23)	56.69	14.40 [5]	— [6]	.57 [5]	.57 [5]	2.18 [5]
Class 529-F-2:
11/30/2024	58.33	1.08	11.75	12.83	(1.25)	(.94 )	(2.19)	68.97	22.57	333.52		.52	1.67
11/30/2023	53.66	1.13	4.76	5.89	(1.22)	—	(1.22)	58.33	11.16	270.50		.50	2.05
11/30/2022	64.36	1.28	(7.51)	(6.23)	(1.16)	(3.31)	(4.47)	53.66	(10.26)	245.52		.52	2.35
11/30/2021	56.87	1.15	7.34	8.49	(1.00)	—	(1.00)	64.36	14.96	264.55		.55	1.81
11/30/2020[7,8]	50.74	.02	6.11	6.13	—	—	—	56.87	12.08 [9]	215	.05 [9]	.05 [9]	.03 [9]
Class 529-F-3:
11/30/2024	58.33	1.11	11.75	12.86	(1.29)	(.94 )	(2.23)	68.96	22.61	— [6]	.46	.46	1.72
11/30/2023	53.66	1.14	4.76	5.90	(1.23)	—	(1.23)	58.33	11.18	— [6]	.47	.47	2.07
11/30/2022	64.36	1.30	(7.50)	(6.20)	(1.19)	(3.31)	(4.50)	53.66	(10.22)	— [6]	.48	.48	2.38
11/30/2021	56.87	1.20	7.34	8.54	(1.05)	—	(1.05)	64.36	15.06	— [6]	.50	.47	1.89
11/30/2020[7,8]	50.74	.02	6.11	6.13	—	—	—	56.87	12.08 [9]	— [6]	.06 [9]	.04 [9]	.04 [9]
Class R-1:
11/30/2024	57.64	.44	11.61	12.05	(.64 )	(.94 )	(1.58)	68.11	21.37	128	1.50	1.50	.69
11/30/2023	53.03	.57	4.72	5.29	(.68 )	—	(.68 )	57.64	10.04	121	1.51	1.51	1.04
11/30/2022	63.62	.73	(7.42)	(6.69)	(.59 )	(3.31)	(3.90)	53.03	(11.16)	127	1.51	1.51	1.35
11/30/2021	56.24	.54	7.25	7.79	(.41 )	—	(.41 )	63.62	13.88	155	1.51	1.51	.86
11/30/2020	50.41	.53	6.06	6.59	(.36 )	(.40 )	(.76 )	56.24	13.32	158	1.52	1.52	1.07
Refer to the end of the table for footnotes.

25	Capital World Growth and Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
11/30/2024	$57.42	$.44	$11.57	$12.01	$(.64 )	$(.94 )	$(1.58)	$67.85	21.37%	$535	1.50%	1.50%	.69%
11/30/2023	52.84	.57	4.69	5.26	(.68 )	—	(.68 )	57.42	10.04	511	1.51	1.51	1.04
11/30/2022	63.42	.72	(7.40)	(6.68)	(.59 )	(3.31)	(3.90)	52.84	(11.17)	529	1.53	1.53	1.34
11/30/2021	56.06	.54	7.24	7.78	(.42 )	—	(.42 )	63.42	13.88	682	1.51	1.51	.86
11/30/2020	50.25	.53	6.04	6.57	(.36 )	(.40 )	(.76 )	56.06	13.33	681	1.52	1.52	1.08
Class R-2E:
11/30/2024	58.05	.63	11.69	12.32	(.81 )	(.94 )	(1.75)	68.62	21.71	68	1.21	1.21	.98
11/30/2023	53.41	.73	4.74	5.47	(.83 )	—	(.83 )	58.05	10.36	60	1.21	1.21	1.33
11/30/2022	64.05	.90	(7.47)	(6.57)	(.76 )	(3.31)	(4.07)	53.41	(10.89)	60	1.23	1.23	1.65
11/30/2021	56.61	.73	7.30	8.03	(.59 )	—	(.59 )	64.05	14.22	71	1.21	1.21	1.16
11/30/2020	50.75	.68	6.09	6.77	(.51 )	(.40 )	(.91 )	56.61	13.65	69	1.22	1.22	1.38
Class R-3:
11/30/2024	57.85	.73	11.65	12.38	(.92 )	(.94 )	(1.86)	68.37	21.89	1,065	1.06	1.06	1.14
11/30/2023	53.22	.82	4.73	5.55	(.92 )	—	(.92 )	57.85	10.55	1,010	1.06	1.06	1.49
11/30/2022	63.85	.98	(7.46)	(6.48)	(.84 )	(3.31)	(4.15)	53.22	(10.76)	1,061	1.07	1.07	1.80
11/30/2021	56.43	.82	7.28	8.10	(.68 )	—	(.68 )	63.85	14.37	1,365	1.06	1.06	1.31
11/30/2020	50.59	.75	6.07	6.82	(.58 )	(.40 )	(.98 )	56.43	13.84	1,440	1.07	1.07	1.52
Class R-4:
11/30/2024	58.16	.92	11.71	12.63	(1.10)	(.94 )	(2.04)	68.75	22.26	1,003.76		.76	1.44
11/30/2023	53.50	.98	4.75	5.73	(1.07)	—	(1.07)	58.16	10.87	960.76		.76	1.78
11/30/2022	64.17	1.15	(7.49)	(6.34)	(1.02)	(3.31)	(4.33)	53.50	(10.48)	1,084.77		.77	2.11
11/30/2021	56.71	1.02	7.31	8.33	(.87 )	—	(.87 )	64.17	14.71	1,340.76		.76	1.61
11/30/2020	50.84	.91	6.09	7.00	(.73 )	(.40 )	(1.13)	56.71	14.20	1,459.77		.77	1.83
Class R-5E:
11/30/2024	58.22	1.04	11.74	12.78	(1.23)	(.94 )	(2.17)	68.83	22.50	181.56		.56	1.62
11/30/2023	53.56	1.09	4.76	5.85	(1.19)	—	(1.19)	58.22	11.08	142.56		.56	1.98
11/30/2022	64.24	1.25	(7.49)	(6.24)	(1.13)	(3.31)	(4.44)	53.56	(10.29)	140.57		.57	2.30
11/30/2021	56.77	1.14	7.33	8.47	(1.00)	—	(1.00)	64.24	14.94	139.56		.56	1.80
11/30/2020	50.91	1.01	6.08	7.09	(.83 )	(.40 )	(1.23)	56.77	14.41	110.56		.56	2.03
Class R-5:
11/30/2024	58.36	1.12	11.75	12.87	(1.29)	(.94 )	(2.23)	69.00	22.63	331.46		.46	1.74
11/30/2023	53.68	1.16	4.76	5.92	(1.24)	—	(1.24)	58.36	11.20	333.46		.46	2.11
11/30/2022	64.38	1.32	(7.52)	(6.20)	(1.19)	(3.31)	(4.50)	53.68	(10.20)	399.47		.47	2.41
11/30/2021	56.89	1.21	7.34	8.55	(1.06)	—	(1.06)	64.38	15.05	530.46		.46	1.91
11/30/2020	51.02	1.06	6.09	7.15	(.88 )	(.40 )	(1.28)	56.89	14.51	542.47		.47	2.13
Class R-6:
11/30/2024	58.34	1.15	11.75	12.90	(1.32)	(.94 )	(2.26)	68.98	22.69	36,475.41		.41	1.78
11/30/2023	53.67	1.18	4.76	5.94	(1.27)	—	(1.27)	58.34	11.25	31,513.41		.41	2.13
11/30/2022	64.37	1.33	(7.50)	(6.17)	(1.22)	(3.31)	(4.53)	53.67	(10.17)	28,848.42		.42	2.45
11/30/2021	56.87	1.24	7.35	8.59	(1.09)	—	(1.09)	64.37	15.14	30,071.41		.41	1.94
11/30/2020	51.01	1.09	6.08	7.17	(.91 )	(.40 )	(1.31)	56.87	14.56	21,684.42		.42	2.18
Refer to the end of the table for footnotes.

Capital World Growth and Income Fund	26

Financial highlights (continued)

	Year ended November 30,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[10]	27%	27%	32%	32%	36%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

27	Capital World Growth and Income Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital World Growth and Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital World Growth and Income Fund (the “Fund”) as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statements of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
January 10, 2025
We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

Capital World Growth and Income Fund	28

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended November 30, 2024:
Long-term capital gains	$2,238,312,000
Foreign taxes	$0.10 per share
Foreign source income	$0.97 per share
Qualified dividend income	100%
Section 163(j) interest dividends	$209,361,000
Corporate dividends received deduction	$888,918,000
U.S. government income that may be exempt from state taxation	$116,937,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

29	Capital World Growth and Income Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

Capital World Growth and Income Fund	30

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital World Growth and Income Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 31, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 31, 2025